UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust
(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Francisco, California 94129
(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Enhanced Short Maturity ETF
LQID (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Kurv Enhanced Short Maturity ETF (the “Fund”) for the period of  May 12, 2026 (inception date), to May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/lqid. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Enhanced Short Maturity ETF	$2	0.35%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$1,001,711
Number of Holdings	9
Net Advisory Fee	$144
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
Exchange Traded Funds	64.9%
U.S. Treasury Bills	32.7%
Written Options	0.0%
Cash & Other	2.4%

Top 10 Issuers	(%)
United States Treasury Bill	32.7%
iShares AAA CLO Active ETF	15.0%
iShares Short Maturity Municipal Bond Active ETF	15.0%
iShares Ultra Short Duration Bond Active ETF	15.0%
iShares iBonds 2027 Term High Yield and Income ETF	10.0%
Vanguard Ultra Short Bond ETF	10.0%
U.S. 2-Year Treasury Note Futures (Short)	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/lqid.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Enhanced Short Maturity ETF	PAGE 1	TSR-SAR-500948104

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2026 (Unaudited)

Kurv ETF Trust
Kurv Enhanced Short Maturity ETF	| LQID	| Cboe BZX Exchange, Inc.

Kurv Enhanced Short Maturity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 64.9%
iShares AAA CLO Active ETF	2,888	$150,147
iShares iBonds 2027 Term High Yield and Income ETF	4,508	99,852
iShares Short Maturity Municipal Bond Active ETF	2,976	149,842
iShares Ultra Short Duration Bond Active ETF	2,960	149,776
Vanguard Ultra Short Bond ETF	2,004	99,849
TOTAL EXCHANGE TRADED FUNDS (Cost $648,045)		649,466

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 32.7%(a)
3.52%, 06/11/2026	$100,000	99,900
3.59%, 09/03/2026	230,000	227,848
TOTAL U.S. TREASURY BILLS (Cost $327,772)		327,748
TOTAL INVESTMENTS - 97.6% (Cost $975,817)		977,214
Other Assets in Excess of Liabilities - 2.4%		24,497
TOTAL NET ASSETS - 100.0%		$1,001,711

Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

Kurv Enhanced Short Maturity ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Call Options - (0.0)%
U.S. 2-Year Treasury Note Futures, Expiration: 06/26/2026; Exercise Price: $104.25	$(206,562)	(1)	$(31)
Put Options - (0.0)%
U.S. 2-Year Treasury Note Futures, Expiration: 06/26/2026; Exercise Price: $102.50	(206,562)	(1)	(31)
TOTAL WRITTEN OPTIONS (Premiums received $168)			$(62)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Kurv Enhanced Short Maturity ETF
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$977,214
Deposits at broker for option contracts	20,168
Cash	4,535
Total assets	1,001,917
LIABILITIES:
Written option, at value	62
Payable for unitary advisor fee	144
Total liabilities	206
NET ASSETS	$1,001,711
Net Assets Consists of:
Paid-in capital	$999,908
Total distributable earnings	1,803
Total net assets	$1,001,711
Net assets	$1,001,711
Shares issued and outstanding (unlimited shares authorized without par value)	40,000
Net asset value per share	$25.04
Cost:
Investments, at cost	$975,817
Proceeds:
Written options premium received	$168

The accompanying notes are an integral part of these financial statements.

3

Kurv Enhanced Short Maturity ETF
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026(a)

INVESTMENT INCOME:
Interest income	$444
Total investment income	444
EXPENSES:
Unitary advisory fee	185
Total expenses	185
Fee waiver from Adviser	(41)
Net expenses	144
NET INVESTMENT INCOME	300
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,397
Written options	106
Net change in unrealized appreciation (depreciation)	1,503
Net unrealized gain (loss)	1,503
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,803

(a)	Inception date of the Fund was May 12, 2026.
The accompanying notes are an integral part of these financial statements.

4

Kurv Enhanced Short Maturity ETF
Statements of Changes in Net Assets

Period ended May 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$300
Net change in unrealized appreciation (depreciation)	1,503
Net increase (decrease) in net assets from operations	1,803
CAPITAL TRANSACTIONS:
Shares sold	999,908
Net increase (decrease) in net assets from capital transactions	999,908
Net increase (decrease) in net assets	1,001,711
NET ASSETS:
Beginning of the period	—
End of the period	$ 1,001,711
SHARES TRANSACTIONS
Shares sold	40,000
Total increase (decrease) in shares outstanding	40,000

(a)	Inception date of the Fund was May 12, 2026.
The accompanying notes are an integral part of these financial statements.

5

Kurv Enhanced Short Maturity ETF
Financial Highlights
For a share outstanding throughout the period presented

Period Ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	0.04
Net asset value, end of period	$25.04
Total return(c)	0.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,002
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)(e)	0.45%
After expense waiver/recoupment(d)(e)	0.35%
Ratio of net investment income (loss) to average net assets(d)(e)	0.73%
Portfolio turnover rate(c)(f)	—%

(a)	Inception date of the Fund was May 12, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Kurv ETF Trust, formerly known as the Esoterica Thematic Trust, (the “Trust”), was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consists of twelve operational exchange-traded funds (“ETFs”) of which one is included in this report: Kurv Enhanced Short Maturity ETF (“LQID”), (the “Fund”). These financial statements relate only to the Fund.
The investment objective and classification of the Fund is:

Fund	Investment Objective	Classification
LQID	Seeks to provide current income.	Diversified

Kurv Investment Management LLC (the “Adviser”) is the investment adviser to the Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of the Fund by the Fund’s number of shares outstanding.

When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the last sale price on the exchange on which they principally trade. If there is no exchange price for the valuation day available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated to the Fund the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for

7

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2026, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:
LQID

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$649,466	$—	$—	$649,466
U.S. Treasury Bills	—	327,748	—	327,748
Total Investments	$649,466	$327,748	$—	$977,214
Liabilities:
Investments:
Written Options	$—	$(62)	$—	$(62)
Total Investments	$—	$(62)	$—	$(62)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Fund is subject to interest rate risk, fixed income market risk, and derivatives risk in the normal course of pursuing its investment objective. The Fund may write (sell) put or call options, including options on futures contracts and other fixed income instruments, for income generation, hedging, volatility management, tail-risk management, or otherwise to gain, reduce, or manage exposure to one or more fixed income instruments, interest rates, or other reference assets. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked to market

8

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
daily to reflect the current value of the option written. Refer to Note 2 (A) for a pricing description. Written option contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure.
By writing an option on a futures contract or other instrument, the Fund may become obligated during the term of the option to take or make delivery of, or otherwise assume an offsetting or opposite position in, the underlying futures contract or other reference instrument at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold, and the liability related to such option is eliminated.
C.
Purchased Option Contracts. The Fund is subject to interest rate risk, fixed income market risk, and derivatives risk in the normal course of pursuing its investment objective. The Fund may purchase call or put options, including options on futures contracts and other fixed income instruments, for hedging, volatility management, tail-risk management, or otherwise to gain, reduce, or manage exposure to one or more fixed income instruments, interest rates, or other reference assets. When the Fund purchases an option contract, an amount equal to the premium paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently marked to market daily to reflect the value of the purchased option contract.

Refer to Note 2 (A) for a pricing description. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying instruments that may be held by the Fund. If the Fund exercises a purchased option on a futures contract or other instrument, the premium paid is included in determining the Fund’s gain or loss or the cost basis of the resulting position, as applicable.
D.
Counterparty Risk. The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended May 31, 2026.

9

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
G.
Distributions to Shareholders. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

H.
Derivatives. The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

For the period ended May 31, 2026, the market value of the Fund’s average derivative volume is described below:

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Purchased Option Contracts	Written Options Contracts
LQID	$ —	$(62)

Statement of Assets and Liabilities
The fair value of derivative instruments on the Statement of Assets and Liabilities for the Fund as of May 31, 2026.

Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Purchased Option Contracts Equity	Written Option Contracts Equity
LQID	$ —	$ (62)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2026 is as follows:

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Net Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Purchased Options Contracts*	Written Options Expired or Closed	Purchased Options**	Written Options
LQID	$ —	$ —	$ —	$106

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.

As of November 30, 2025, the Fund had not commenced operations. Tax information will be presented within the Fund’s first annual report as of November 30, 2026.

10

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
J.
Segment Reporting. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s President, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Security Transactions and Investment Income. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on an accrual basis.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management. The Adviser acts as the Fund’s investment adviser pursuant to investment advisory agreements with the Trust (the “Investment Advisory Agreements”).
Under the terms of the Investment Advisory Agreement, the Adviser provides investment management services to the Fund and is responsible for the day-to-day operations of the Fund, subject to the oversight of the Board of Trustees (the “Board”). The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary advisory fee at an annual rate of:

LQID	0.45%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Adviser has contractually agreed to limit the operating expenses of the Fund so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed the percentage of average daily net assets as detailed below (“Operating Expenses Limitation Agreement”):

	Expense Limitation	Expiration
LQID	0.35%	May 31, 2027

11

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the expense limit in effect at the time of the waiver or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s Adviser.
For the period ended May 31, 2026, the table below represents the amount the Fund incurred in advisory fees:

Advisory Fees
LQID	$185

The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the terms of the Operating Expenses Limitation Agreement. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. The repayment cannot cause the Fund’s expense ratios to exceed the lesser of the expense limits in place at the time of the waiver or the expense limits in place at the time of recoupment. For the period ended May 31, 2026, the Fund did not repay any expenses to the Adviser.
As of May 31, 2026, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires November 30, 2029*
LQID	$41

*	Represents total eligible recoupment available.
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Distribution. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares and serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 8. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors LLC (“PINE”) provides treasury and compliance services to the Fund pursuant to a service agreement.
For the period ended May 31, 2026, the Fund did not incur fees from the service providers described above as the Adviser bore all such costs.

12

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2026, were as follows:

	Purchases	Sales
LQID	$648,045	$—

NOTE 5 – TAX MATTERS
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
As of November 30, 2025, the Fund had not commenced operations. Tax information will be presented within the Fund’s first annual report as of November 30, 2026.
NOTE 6 – SHARE TRANSACTIONS
The Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of LQID are listed and traded on the CBOE BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements Kurv Investment Management LLC, the advisor to the Fund, has no voting power of the shares outstanding of the Fund.
NOTE 8 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encountered by the Fund.

13

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that the Fund’s shares trade at prices other than the Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.
Interest Rate Risk:  the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.
Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.
Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.
Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

14

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
Exchange-Traded Fund (ETF) Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
•
Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•
Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

•
Trading Issues: In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

•
Absence of Active Trading Market Risk: An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Mortgage-Related and Other Asset-Backed Securities Risk:  the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Foreign (Non-U.S.) Investment Risk:  the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
New Fund Risk:  the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.
Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.
Management Risk:  the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

15

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited) (Continued)
Futures Contract Risk: A futures contract is a legal agreement to buy or sell a particular commodity, asset, or security at a predetermined price at a specified time in the future. While the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.
Swaptions Risk: A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.
Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.
Distribution Rate Risk: the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.
Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.
A more complete description of the principal risks in which the Fund is subject to is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
NOTE 10 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements.

16

KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund are available on the Fund’s website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of the fiscal year to date as exhibits to their reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.kurvinvest.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officers is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

17

KURV ETF TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

18

KURV ETF TRUST
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

19

KURV ETF TRUST
Remunerations PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
The Fund pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Accordingly, while Independent Trustee fees are an obligation of the Trust, they are paid by the Adviser, as are other Trust expenses. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.
Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

20

KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on April 29, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”)between the Trust, on behalf of Kurv U.S. Large Cap TaxOptimized ETF (formerly Kurv TaxOptimized Large Cap ETF) (the “Large Cap TaxOptimized ETF”), Kurv Enhanced Short Maturity ETF (the “Short Maturity ETF”) and Kurv Technology Titans Select ETF (formerly Kurv Yield Premium Technology Select ETF (the “Tech Titans ETF” and, together with the Large Cap TaxOptimized ETF and Short Maturity ETF, the “ETFs”), and Kurv Investment Management LLC (“Kurv”).
In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of each ETF. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding each ETF’s key management and investment advisory personnel, and comparative fee information relating to each ETF) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.
The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement, including a review of the professional personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to each ETF, including: adherence to each ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing each ETF’s derivatives risk management program, arranging for transfer agency, custody,

21

KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited) (Continued)
fund administration and accounting, and other non-distribution related services necessary for the ETFs to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the ETFs. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.
Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the ETFs. The Board then reviewed the capitalization of Kurv based on financial information provided by and representations made by Kurv and its representatives and concluded that Kurv was sufficiently well-capitalized in order to meet its obligations to each of the ETFs. The Board concluded that Kurv has sufficient quality and depth of personnel, resources, and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory.
Performance. Because the ETFs had not yet commenced operations and Kurv did not manage similar accounts, the Board did not consider past performance.
Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed advisory fee of each ETF and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies. The Board noted that the advisory fee to be paid by each ETF would be as follows: 0.50% for Large Cap TaxOptimized ETF, 0.45% for Short Maturity ETF and 0.99% for Tech Titans ETF. The Board considered that Kurv proposed to limit the expenses of each ETF for at least one-year from Fund launch as follows: 0.55% for Large Cap TaxOptimized ETF, 0.35% for Short Maturity ETF and 0.99% for Tech Titans ETF. The Board noted that the advisory fee for Large Cap TaxOptimized ETF and Short Maturity ETF was generally in line with the advisory fee of its peers. With respect to the Tech Titans ETF, the Board noted that, while the advisory fee was on the high end of its peer group, the net expenses of the Fund was generally in line with the net expenses of its peers. The Board acknowledged Kurv’s belief that level of the advisory fee for the Tech Titans ETF was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the Fund. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to each ETF and comparative fee and expense data, the advisory fees to be charged by Kurv and the estimated expenses for each ETF were not unreasonable.
Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to each ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with each ETF would not be excessive.
Economies of Scale. As to the extent to which each ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of each ETF. The Board determined that because the ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with an ETF, the Board would seek to have those economies of scale shared with the applicable ETF in connection with future approvals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.
Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of each ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.

22

KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited) (Continued)
Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that with respect to the Advisory Agreement and each ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fees are not unreasonable; and (c) the Advisory Agreement is in the best interests of each ETF and its shareholders.
***
At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on May 7, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a new investment advisory agreement between the Trust, on behalf of Kurv Enhanced Short Maturity ETF (the “Short Maturity ETF”), and Kurv Investment Management LLC (the “Adviser”) that would shift the fee structure for the Fund from a standard management fee with an expense cap to a unitary fee structure (the “New Advisory Agreement”).
In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the New Advisory Agreement. The Board then reviewed and discussed the written materials that were provided in advance of the Meeting, including the New Advisory Agreement, and deliberated on the approval of the New Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. In considering the approval of the New Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including those described below.
Counsel referred the Board to the 15(c) materials that had been originally provided in connection with the Board’s original approval of the advisory agreement at its April 29, 2024 meeting and updated materials provided for the Large Cap TaxOptimized ETF at the Board’s meeting on January 22, 2025, and noted that the fee structure change moves the Short Maturity ETF’s total annual operating expense ratio closer to the average annual total operating expense ratio of the Fund’s peer group. A discussion then ensued regarding the unitary fee structure. Counsel noted that this change aligns the fee structure for the Large Cap TaxOptimized ETF and Short Maturity ETF with those of the Trust’s other funds. Counsel noted that, if approved, these changes would be in place at the time of the Funds’ launch.
Thereafter, the Trustees concluded that whereas the Trust, on behalf of the Short Maturity ETF has entered into an investment advisory agreement dated June 14, 2024 (the “Current Advisory Agreement”) with the Adviser pursuant to which the Fund has agreed to pay the Adviser a management fee of 0.45% of the Fund’s average daily net assets; and whereas, the Current Advisory Agreement provides that the Fund shall bear all expenses of its operations except those specifically allocated to the Adviser which is limited to all salaries, expenses and fees of the officers, Trustees and employees of the Trust who are officers, directors, members or employees of the Adviser or expenses paid or assumed by separate agreement; and whereas the Adviser has recommended to the Board that the Fund move to a unitary fee structure, and, to accomplish such change, that it approve the New Advisory Agreement identical to the Current Advisory Agreement except for providing that the Adviser will pay all operating expenses of the Fund not specifically assumed by the Fund; and whereas, the changes contemplated under the New Advisory Agreement do not modify the annual rate paid to Adviser under the Current Advisory Agreement or other material terms of the Current Advisory Agreement, the full Board, and by separate vote a majority of the Independent Trustees voting separately, unanimously approved the New Advisory Agreement.

23

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 5, 2026

By:	/s/ Madeline Arment
Madeline Arment
Treasurer/Principal Financial Officer

Date:	August 5, 2026

SCHEDULE A

Principal Executive Officer:	Howard Chan

Principal Financial Officer:	Madeline Arment